Shareholders' Equity (Details) - Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options	12 Months Ended
Dec. 31, 2022 $ / shares shares
Exercise price 0.0644 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Exercise price | $ / shares	$ 0.0644
Options outstanding as of December 31, 2022	312,357
Options exercisable as of December 31, 2022	312,357
Exercise price 0.1058 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Exercise price | $ / shares	$ 0.1058
Options outstanding as of December 31, 2022	449,885
Options exercisable as of December 31, 2022	437,516
Exercise price 0.5780 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Exercise price | $ / shares	$ 0.578
Options outstanding as of December 31, 2022	88,431
Options exercisable as of December 31, 2022
Exercise price 1.3616 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Exercise price | $ / shares	$ 1.3616
Options outstanding as of December 31, 2022	38,912
Options exercisable as of December 31, 2022	15,472
Exercise price 4 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Exercise price | $ / shares	$ 4
Options outstanding as of December 31, 2022	75,001
Options exercisable as of December 31, 2022	6,611
Weighted average remaining Term 1 [Member] | Exercise price 0.0644 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Weighted average remaining contractual life (years)	2 years 7 months 9 days
Weighted average remaining Term 1 [Member] | Exercise price 0.1058 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Weighted average remaining contractual life (years)	5 years 5 months 4 days
Weighted average remaining Term 1 [Member] | Exercise price 0.5780 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Weighted average remaining contractual life (years)	9 years 11 months 15 days
Weighted average remaining Term 1 [Member] | Exercise price 1.3616 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Weighted average remaining contractual life (years)	8 years 4 months 28 days
Weighted average remaining Term 1 [Member] | Exercise price 4 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Weighted average remaining contractual life (years)	9 years 2 months 12 days
Weighted average remaining Term 2 [Member] | Exercise price 0.0644 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Weighted average remaining contractual life (years)	2 years 7 months 9 days
Weighted average remaining Term 2 [Member] | Exercise price 0.1058 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Weighted average remaining contractual life (years)	5 years 4 months 20 days
Weighted average remaining Term 2 [Member] | Exercise price 0.5780 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Weighted average remaining contractual life (years)
Weighted average remaining Term 2 [Member] | Exercise price 1.3616 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Weighted average remaining contractual life (years)	8 years 4 months 28 days
Weighted average remaining Term 2 [Member] | Exercise price 4 [Member]
Schedule of Ordinary Shares Issuable Upon Outstanding Options and Exercisable Options [Abstract]
Weighted average remaining contractual life (years)	9 years 8 months 12 days